LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2018	2019
Right-of-use assets	$—	$1,519

Operating lease liabilities - current	$—	$902
Operating lease liabilities - non-current	—	535
Total operating lease liabilities	$—	$1,437

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.63
Weighted average discount rate	7.5%

Summary of lease expenses

For the year ended December 31, 2019
Operating lease cost	$1,031
Short-term lease cost	154
Total	$1,185

Schedule of maturities of lease liabilities

2020	$1,045
2021	582
Total lease payments	1,627
Less: imputed interest	(190)
Present value of lease liabilities	$1,437